Intangible Assets (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Intangible Assets [Abstract]
Amortization expenses	$ 556	$ 3,783	$ 2,201